Related party disclosures	12 Months Ended
Mar. 31, 2018
Related party disclosures
Related party disclosures

42. Related party disclosures

        For the purpose of the consolidated financial statements, parties are considered to be related to the group, if the Group has the ability, directly or indirectly, to control the party or exercise significant influence over the party in making financial and operating decisions, or vice versa, or where the Group and the party are subject to common control or common significant influence. Related parties may be individuals or other entities.

        Related parties and nature of related party relationship:

Nature of relationship	Name of related party
Key Management Personnel	Mr. Dhruv Shringi	Co-founder, CEO and Director
	Mr. Alok Vaish	Chief Financial Officer
	Mr. Murlidhara Laxmikantha Kadaba	Non-executive Director
	Mr. Sanjay Arora	Non-executive Director
	Mr. Sean Agarwal (from March 1, 2018)	Non-executive Director
	Mr. Sudhir Kumar Sethi	Non-executive Director
	Mr. Promod Haque (resigned on 13th October 2017)	Non-executive Director
	Mr. Amit Bapna (resigned on 12th December 2017)	Non-executive Director
Entities having significant influence	E-18 Limited Reliance Capital Limited IDG Ventures India Advisors Private Limited., India
Group Companies of entities having significant influence	Terrapin Partners, LLC
E-18 Limited Reliance Retail Limited Reliance Industries Limited Indiawin Sports Private Limited

Reliance Capital Limited
Reliance Infrastructure Limited
Reliance ADA Group Private Limited
Reliance Power
Reliance Communications Limited
Reliance General Insurance Company Limited
Reliance Defence Limited
Reliance Defence Systems Private Limited
Reliance Nippon Life Insurance Co Limited
Reliance Nippon Life Asset Management Limited
Reliance Home Finance Limited
Reliance Commercial Finance Limited
Reliance Infocomm Limited
Reliance Defence Systems & Tech Limited
Reliance Cement Company Private Limited

Other entities where the company considers there to be a significant influence due to significant transaction with investor	Macquarie Capital (USA) Inc.
Joint Venture Company	Adventure and Nature Network Private Limited

        During the year, the Group entered into the following transactions, in the ordinary course of business on an arm's length basis, with related parties:

	March 31,
	2016	2017	2018
Significant Influence
Rendering of services	4	22,041	6,910
Interest expense	2,618	—	—
Loan taken	400,000	—	—
Loan repaid	400,000	—	—
Group Companies of entities having significant influence
Rendering of services	6,819	88,932	169,342
Advertisement expense	—	15,154	5,247
Interest expense	—	220	4,428
Communication expense	16,424	12,971	11,491
Legal and professional fees	—	—	5,497
Insurance expense	278	8	6
Other entities where the company considers there to be a significant influence due to significant transaction with investor
Legal and professional fees	—	101,353	—
Joint venture company
Rendering of services	3	—	—
Recovery of expenses	133	—	103
Loan given	—	—	7,500
Interest income	—	—	78

	March 31,
	2017	2018
Significant Influence
Trade payable	—	1,092
Trade receivable	4,640	3,504
Group Companies of entities having significant influence
Trade payable	5,581	15,675
Trade receivable	14,793	53,475
Joint venture company
Prepayment and other asset	86	7,759
Other current financial assets	—	70

        The sales to and purchases from related parties are made on terms equivalent to those that prevail in arm's length transactions. Outstanding balances at the year-end are unsecured and interest free. There have been no guarantees provided or received for any related party receivables or payables.

Compensation of key management personnel of the Group

	March 31,
	2016	2017	2018
Short-term employee benefits	17,239	28,760	47,369
Contributions to defined contribution plans	22	22	22
Profit linked bonus	3,796	27,187	8,790
Directors Sitting fee's	—	2,762	9,947
Share based payment	8,920	353,271	447,848
Total compensation paid to key management personnel	29,977	412,002	513,976

        Provision for gratuity and compensated absences has not been considered, since the provisions are based on actuarial valuations for the Group's entities as a whole.

        Provision for contingent dividend has not been considered, since the provision is based on the valuation report for all the Yatra's shareholders and holders of certain options, warrants and share swaps.

        During the financial year ending March 31, 2018, the Company had bought back Nil (March 31, 2017: 7,982) number of shares from key management personnel

        The amount disclosed in the table are the amounts recognized as an expense during the reporting period related to key management personnel.

Directors' Loan and Advances

Year ended	Interest income	Advances given	Repayment/ settlement of advances	Receivable
March 31, 2018	—	337	337	—
March 31, 2017	64	872	2,359	—

        The Company has granted a unsecured loan to one director during the FY ending March 31, 2016 at interest of 9.75% p.a. This was repaid in full during the FY ending March 31, 2017.